Consolidated Balance Sheets (Parentheticals) - $ / shares		Mar. 31, 2026	Mar. 31, 2025
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.005	$ 0.005
Ordinary shares, shares authorized (in Shares)	[1]	49,500,000	49,500,000
Ordinary shares, shares issued (in Shares)	[1]	3,413,520	658,125
Ordinary shares, shares outstanding (in Shares)	[1]	3,413,520	658,125
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.005	$ 0.005
Ordinary shares, shares authorized (in Shares)	[1]	500,000	500,000
Ordinary shares, shares issued (in Shares)	[1]	500,000	500,000
Ordinary shares, shares outstanding (in Shares)	[1]	500,000	500,000

[1]	Retrospectively restated for effect of the share consolidation completed in January 2026 (see Note 14).